Shareholders’ Deficiency (Details) - Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Shareholders’ Deficiency (Details) - Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 2,238	$ 2,257
Research and development [Member]
Shareholders’ Deficiency (Details) - Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized [Line Items]
Total share-based compensation expense	1,013	762
Marketing and business development [Member]
Shareholders’ Deficiency (Details) - Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized [Line Items]
Total share-based compensation expense	162	58
General and administrative [Member]
Shareholders’ Deficiency (Details) - Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 1,063	$ 1,437